Stock-Based Compensation - Schedule of Reduction in Stated Value of Company's Common Shares (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of shares, Awarded and not released, Beginning balance	882,988	1,026,304	1,182,736
Number of shares, Release of restricted stock	(152,512)	(143,316)	(156,432)
Number of shares, Awarded and not released, Ending balance	730,476	882,988	1,026,304
Stated value, Awarded and not released, Beginning balance	$ 30	$ 35	$ 40
Stated value, Release of restricted stock	(5)	(5)	(5)
Stated value, Awarded and not released, Ending balance	$ 25	$ 30	$ 35